Vanguard Equity Income Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Equity Income Fund Participant) Vanguard Equity Income Fund	Vanguard Equity Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Equity Income Fund Participant) Vanguard Equity Income Fund	Vanguard Equity Income Fund - Investor Shares
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Equity Income Fund Participant) Vanguard Equity Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Equity Income Fund - Investor Shares	32	100	174	393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Equity Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Equity Income Fund Participant) Vanguard Equity Income Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Equity Income Fund - Investor Shares	10.60%	1.50%	4.98%
Vanguard Equity Income Fund - Investor Shares Equity Income Funds Average	2.82%	(0.04%)	3.93%		(reflects no deduction for taxes)
Vanguard Equity Income Fund - Investor Shares FTSE High Dividend Yield Index	10.65%	0.53%	none	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Investor Shares Russell 1000 Value Index	0.39%	(2.64%)	3.89%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Investor Shares Spliced Equity Income Index	10.65%	0.42%	5.51%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Vanguard Equity Income Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Equity Income Fund Participant:) Vanguard Equity Income Fund	Vanguard Equity Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Equity Income Fund Participant:) Vanguard Equity Income Fund	Vanguard Equity Income Fund - Admiral Shares
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Equity Income Fund Participant:) Vanguard Equity Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Equity Income Fund - Admiral Shares	23	71	124	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Equity Income Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.76% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.97% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Equity Income Fund Participant:) Vanguard Equity Income Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant:	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Equity Income Fund - Admiral Shares	10.69%	1.61%	5.09%
Vanguard Equity Income Fund - Admiral Shares Equity Income Funds Average	2.82%	(0.04%)	3.93%		(reflects no deduction for taxes)
Vanguard Equity Income Fund - Admiral Shares FTSE High Dividend Yield Index	10.65%	0.53%	none	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Admiral Shares Russell 1000 Value Index	0.39%	(2.64%)	3.89%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Admiral Shares Spliced Equity Income Index	10.65%	0.42%	5.51%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Vanguard Equity Income Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Equity Income Fund Retail) Vanguard Equity Income Fund (USD $)	Vanguard Equity Income Fund - Investor Shares	Vanguard Equity Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Equity Income Fund Retail) Vanguard Equity Income Fund	Vanguard Equity Income Fund - Investor Shares	Vanguard Equity Income Fund - Admiral Shares
Management Expenses	0.28%	0.20%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.31%	0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Equity Income Fund Retail) Vanguard Equity Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Equity Income Fund - Investor Shares	32	100	174	393
Vanguard Equity Income Fund - Admiral Shares	23	71	124	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

Primary Investment Strategies

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Equity Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Equity Income Fund Retail) Vanguard Equity Income Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Participant:	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Equity Income Fund - Investor Shares	10.60%	1.50%	4.98%
Vanguard Equity Income Fund - Investor Shares Return After Taxes on Distributions	10.13%	0.82%	4.04%
Vanguard Equity Income Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.48%	1.18%	4.08%
Vanguard Equity Income Fund - Investor Shares Equity Income Funds Average	2.82%	(0.04%)	3.93%			(reflects no deduction for taxes)
Vanguard Equity Income Fund - Investor Shares FTSE High Dividend Yield Index	10.65%	0.53%	none	(reflects no deduction for fees or expenses)		(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Investor Shares Russell 1000 Value Index	0.39%	(2.64%)	3.89%	(reflects no deduction for fees or expenses)		(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Investor Shares Spliced Equity Income Index	10.65%	0.42%	5.51%	(reflects no deduction for fees or expenses)		(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Admiral Shares	10.69%	1.61%	5.09%
Vanguard Equity Income Fund - Admiral Shares Equity Income Funds Average	2.82%	(0.04%)	3.93%			(reflects no deduction for taxes)
Vanguard Equity Income Fund - Admiral Shares FTSE High Dividend Yield Index	10.65%	0.53%	none		(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Admiral Shares Russell 1000 Value Index	0.39%	(2.64%)	3.89%		(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund - Admiral Shares Spliced Equity Income Index	10.65%	0.42%	5.51%		(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Growth Equity Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Growth Equity Fund Participant) Vanguard Growth Equity Fund	Vanguard Growth Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Growth Equity Fund Participant) Vanguard Growth Equity Fund	Vanguard Growth Equity Fund - Investor Shares
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Growth Equity Fund Participant) Vanguard Growth Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Growth Equity Fund - Investor Shares	53	167	291	653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44%.

Primary Investment Strategies

The Fund invests mainly in mid- and large-capitalization stocks of U.S. companies. The Fund's advisors look for companies with stocks that are believed to have strong earnings growth potential and to be reasonably valued at the time of their purchase. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Growth Equity Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.42% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -25.43% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Growth Equity Fund Participant) Vanguard Growth Equity Fund	One Year	Five Years	Ten Years
Vanguard Growth Equity Fund - Investor Shares	0.49%	0.11%	1.50%
Vanguard Growth Equity Fund - Investor Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%

Vanguard Growth Equity Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Growth Equity Fund Retail) Vanguard Growth Equity Fund (USD $)	Vanguard Growth Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Growth Equity Fund Retail) Vanguard Growth Equity Fund	Vanguard Growth Equity Fund - Investor Shares
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Growth Equity Fund Retail) Vanguard Growth Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Growth Equity Fund - Investor Shares	53	167	291	653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44%.

Primary Investment Strategies

The Fund invests mainly in mid- and large-capitalization stocks of U.S. companies. The Fund's advisors look for companies with stocks that are believed to have strong earnings growth potential and to be reasonably valued at the time of their purchase. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Growth Equity Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.42% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -25.43% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Growth Equity Fund Retail) Vanguard Growth Equity Fund	One Year	Five Years	Ten Years
Vanguard Growth Equity Fund - Investor Shares	0.49%	0.11%	1.50%
Vanguard Growth Equity Fund - Investor Shares Return After Taxes on Distributions	0.42%	0.02%	1.44%
Vanguard Growth Equity Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.41%	0.08%	1.27%
Vanguard Growth Equity Fund - Investor Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard PRIMECAP Core Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard PRIMECAP Core Fund Participant) Vanguard PRIMECAP Core Fund	Vanguard PRIMECAP Core Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard PRIMECAP Core Fund Participant) Vanguard PRIMECAP Core Fund	Vanguard PRIMECAP Core Fund - Investor Shares
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard PRIMECAP Core Fund Participant) Vanguard PRIMECAP Core Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard PRIMECAP Core Fund - Investor Shares	52	164	285	640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund invests in stocks that its advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. Stocks selected for the Fund typically have earnings growth potential that, in the advisor's view, is not reflected in their current market prices. The Fund can invest in stocks across all industry sectors and market capitalizations.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard PRIMECAP Core Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.41% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.85% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard PRIMECAP Core Fund Participant) Vanguard PRIMECAP Core Fund	One Year	Five Years	Since Inception
Vanguard PRIMECAP Core Fund - Investor Shares	(0.86%)	2.78%	5.71%
Vanguard PRIMECAP Core Fund - Investor Shares MSCI US Prime Market 750 Index	1.65%	0.16%	3.41%

Vanguard PRIMECAP Core Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard PRIMECAP Core Fund Retail) Vanguard PRIMECAP Core Fund (USD $)	Vanguard PRIMECAP Core Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	1.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard PRIMECAP Core Fund Retail) Vanguard PRIMECAP Core Fund	Vanguard PRIMECAP Core Fund - Investor Shares
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard PRIMECAP Core Fund Retail) Vanguard PRIMECAP Core Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard PRIMECAP Core Fund - Investor Shares	52	164	285	640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund invests in stocks that its advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. Stocks selected for the Fund typically have earnings growth potential that, in the advisor's view, is not reflected in their current market prices. The Fund can invest in stocks across all industry sectors and market capitalizations.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard PRIMECAP Core Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.41% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.85% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard PRIMECAP Core Fund Retail) Vanguard PRIMECAP Core Fund	One Year	Five Years	Since Inception
Vanguard PRIMECAP Core Fund - Investor Shares	(0.86%)	2.78%	5.71%
Vanguard PRIMECAP Core Fund - Investor Shares Return After Taxes on Distributions	(1.03%)	2.55%	5.48%
Vanguard PRIMECAP Core Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.32%)	2.35%	4.92%
Vanguard PRIMECAP Core Fund - Investor Shares MSCI US Prime Market 750 Index	1.65%	0.16%	3.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Participant | Vanguard PRIMECAP Core Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard PRIMECAP Core Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)

Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.51%

Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	$ 32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Expense Example, No Redemption:
1 YEAR	53
3 YEAR	167
5 YEAR	291
10 YEAR	653
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	$ 640

Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	1.50%
Ten Years	4.98%
Inception Date	Mar 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.69%
Five Years	1.61%
Ten Years	5.09%
Inception Date	Aug 13, 2001
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.49%
Five Years	0.11%
Ten Years	1.50%
Inception Date	Mar 11, 1992
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.86%)
Five Years	2.78%
Since Inception	5.71%
Inception Date	Dec 9, 2004
Return After Taxes on Distributions | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.13%
Five Years	0.82%
Ten Years	4.04%
Return After Taxes on Distributions | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.42%
Five Years	0.02%
Ten Years	1.44%
Return After Taxes on Distributions | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.03%)
Five Years	2.55%
Since Inception	5.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.48%
Five Years	1.18%
Ten Years	4.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.41%
Five Years	0.08%
Ten Years	1.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.32%)
Five Years	2.35%
Since Inception	4.92%
Russell 1000 Growth Index | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.82%
Five Years	(0.04%)
Ten Years	3.93%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.82%
Five Years	(0.04%)
Ten Years	3.93%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.65%
Five Years	0.16%
Since Inception	3.41%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Ten Years	none
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Ten Years	none
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.42%
Ten Years	5.51%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.42%
Ten Years	5.51%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Fenway Funds
Central Index Key	dei_EntityCentralIndexKey	0000826473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 27, 2012
Vanguard Equity Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Equity Income Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.98% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Equity Income Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.76% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.97% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Equity Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Fund will invest at least 80% of its assets in stocks. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Equity Income Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -17.98% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.28%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 21, 1988
2002	rr_AnnualReturn2002	(15.65%)
2003	rr_AnnualReturn2003	25.14%
2004	rr_AnnualReturn2004	13.57%
2005	rr_AnnualReturn2005	4.37%
2006	rr_AnnualReturn2006	20.62%
2007	rr_AnnualReturn2007	4.86%
2008	rr_AnnualReturn2008	(30.95%)
2009	rr_AnnualReturn2009	17.10%
2010	rr_AnnualReturn2010	14.88%
2011	rr_AnnualReturn2011	10.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.98%)
One Year	rr_AverageAnnualReturnYear01	10.60%
Five Years	rr_AverageAnnualReturnYear05	1.50%
Ten Years	rr_AverageAnnualReturnYear10	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	23
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	71
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	124
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 13, 2001
2002	rr_AnnualReturn2002	(15.58%)
2003	rr_AnnualReturn2003	25.24%
2004	rr_AnnualReturn2004	13.69%
2005	rr_AnnualReturn2005	4.52%
2006	rr_AnnualReturn2006	20.77%
2007	rr_AnnualReturn2007	4.99%
2008	rr_AnnualReturn2008	(30.86%)
2009	rr_AnnualReturn2009	17.26%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	10.69%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
One Year	rr_AverageAnnualReturnYear01	10.69%
Five Years	rr_AverageAnnualReturnYear05	1.61%
Ten Years	rr_AverageAnnualReturnYear10	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 2001
Vanguard Growth Equity Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	44.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in mid- and large-capitalization stocks of U.S. companies. The Fund's advisors look for companies with stocks that are believed to have strong earnings growth potential and to be reasonably valued at the time of their purchase. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Growth Equity Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.42% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -25.43% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Growth Equity Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	44.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in mid- and large-capitalization stocks of U.S. companies. The Fund's advisors look for companies with stocks that are believed to have strong earnings growth potential and to be reasonably valued at the time of their purchase. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Growth Equity Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.42% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -25.43% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.49%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	53
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	167
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	291
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	653
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 11, 1992
2002	rr_AnnualReturn2002	(30.94%)
2003	rr_AnnualReturn2003	38.56%
2004	rr_AnnualReturn2004	5.35%
2005	rr_AnnualReturn2005	7.88%
2006	rr_AnnualReturn2006	6.14%
2007	rr_AnnualReturn2007	22.47%
2008	rr_AnnualReturn2008	(47.86%)
2009	rr_AnnualReturn2009	33.71%
2010	rr_AnnualReturn2010	17.21%
2011	rr_AnnualReturn2011	0.49%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.43%)
One Year	rr_AverageAnnualReturnYear01	0.49%
Five Years	rr_AverageAnnualReturnYear05	0.11%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 1992
Vanguard PRIMECAP Core Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	9.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in stocks that its advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. Stocks selected for the Fund typically have earnings growth potential that, in the advisor's view, is not reflected in their current market prices. The Fund can invest in stocks across all industry sectors and market capitalizations.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard PRIMECAP Core Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.41% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.85% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard PRIMECAP Core Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	9.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in stocks that its advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. Stocks selected for the Fund typically have earnings growth potential that, in the advisor's view, is not reflected in their current market prices. The Fund can invest in stocks across all industry sectors and market capitalizations.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard PRIMECAP Core Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.41% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -20.85% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.49%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	52
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	164
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	285
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	640
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 9, 2004
2005	rr_AnnualReturn2005	12.08%
2006	rr_AnnualReturn2006	12.31%
2007	rr_AnnualReturn2007	7.04%
2008	rr_AnnualReturn2008	(31.32%)
2009	rr_AnnualReturn2009	36.96%
2010	rr_AnnualReturn2010	14.88%
2011	rr_AnnualReturn2011	(0.86%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
One Year	rr_AverageAnnualReturnYear01	(0.86%)
Five Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
Russell 1000 Growth Index | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years	rr_AverageAnnualReturnYear10	3.89%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years	rr_AverageAnnualReturnYear10	3.89%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Participant:
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.82%
Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Ten Years	rr_AverageAnnualReturnYear10	3.93%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.82%
Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Ten Years	rr_AverageAnnualReturnYear10	3.93%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Participant:
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.65%
Five Years	rr_AverageAnnualReturnYear05	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.65%
Five Years	rr_AverageAnnualReturnYear05	0.53%
Ten Years	rr_AverageAnnualReturnYear10	none
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.65%
Five Years	rr_AverageAnnualReturnYear05	0.53%
Ten Years	rr_AverageAnnualReturnYear10	none
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Participant:
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.65%
Five Years	rr_AverageAnnualReturnYear05	0.42%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.65%
Five Years	rr_AverageAnnualReturnYear05	0.42%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Participant:
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)

Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Benchmarks	Comparative Benchmarks